Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED INCOME SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	Nov. 18, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Floating Rate Strategic Income Fund

A Portfolio of Federated Income Securities Trust

CLASS A SHARES (TICKER FRSAX)
CLASS C SHARES (TICKER FRICX)
INSTITUTIONAL SHARES (TICKER FFRSX)
CLASS R6 SHARES (TICKER FFRLX)

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 31, 2019

On November 14, 2019, the Board of Trustees of Federated Income Securities Trust, on behalf of its series, Federated Floating Rate Strategic Income Fund (the "Fund"), approved the following changes to the Fund's Class A Shares: reduction of the maximum sales load applied to purchases of Class A Shares from 2.00% to 1.00%; adjustment to the Class A Shares' sales load breakpoint discount schedule so that the 1.00% sales charge is applied only to Class A Share purchases of less than $100,000; and reduction of the Class A Shares' distribution (Rule 12b-1) fee from an active 0.10% fee to a dormant 0.05%. These changes will be effective December 1, 2019.

1. Under the Prospectus section "Risk/Return Summary: Fees and Expenses," please delete the fee table and example in their entirety and replace them with the following:

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares (A), Class C Shares (C), Institutional Shares (IS) or Class R6 Shares (R6). You may qualify for certain sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in certain classes (e.g., A Class) of Federated funds. More information about these and other discounts is available from your financial professional, in the "What Do Shares Cost?" section of the Prospectus on page 24 and in "Appendix B" to this Prospectus. If you purchase the Fund's IS or R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.

Shareholder Fees (fees paid directly from your investment)	A	C	IS	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.60%	0.60%	0.60%	0.60%
Distribution (12b-1) Fee	0.00%[1,2]	0.75%	None	None
Other Expenses	0.43%	0.45%	0.20%	0.14%
Acquired Fund Fees and Expenses	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses	1.08%[1]	1.85%	0.85%	0.79%
Fee Waivers and/or Expense Reimbursements[3]	(0.09)%[1]	(0.04)%	(0.11)%	(0.06)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.99%[1]	1.81%	0.74%	0.73%

1The Distribution (12b-1) Fee, Total Annual Fund Operating Expenses, Fee Waivers and/or Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated Distribution (12b-1) Fee for the Fund's Class A Shares.

2The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur or charge a Distribution (12b-1) Fee of up to a maximum of 0.05%. No such fee is currently incurred or charged by the A class of the Fund. The A class of the Fund will not incur or charge such a Distribution (12b-1) Fee until such time as approved by the Board of Trustees (the "Trustees").

3The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective December 1, 2019, total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, C, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 0.94%, 1.76%, 0.69% and 0.68% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) June 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$209	$440	$690	$1,404
Expenses assuming no redemption	$209	$440	$690	$1,404
C:
Expenses assuming redemption	$288	$582	$1,001	$2,169
Expenses assuming no redemption	$188	$582	$1,001	$2,169
IS:
Expenses assuming redemption	$87	$271	$471	$1,049
Expenses assuming no redemption	$87	$271	$471	$1,049
R6:
Expenses assuming redemption	$81	$252	$439	$978
Expenses assuming no redemption	$81	$252	$439	$978

Federated Short-Term Income Fund

A Portfolio of Federated Income Securities Trust

CLASS A SHARES (TICKER FTIAX)
INSTITUTIONAL SHARES (TICKER FSTYX)
SERVICE SHARES (TICKER FSTIX)
CLASS R6 SHARES (TICKER FSILX)

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 2019

On November 14, 2019, the Board of Trustees of Federated Income Securities Trust, on behalf of its series, Federated Short-Term Income Fund (the "Fund"), approved the following changes to the Fund's Class A Shares: adjustment to the Class A Shares' sales load breakpoint discount schedule so that the current 1.00% sales charge is applied only to Class A Share purchases of less than $100,000; and reduction of the Class A Shares' distribution (Rule 12b-1) fee from a 0.25% active fee to a 0.05% dormant fee. These changes will be effective December 1, 2019.

1. Under the Prospectus section "Risk/Return Summary: Fees and Expenses," please delete the fee table and example in their entirety and replace them with the following:

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Institutional Shares (IS), Service Shares (SS), and Class R6 Shares (R6) of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain classes (e.g., Class A) of Federated Funds. More information about these and other discounts is available from your financial professional, in the "What Do Shares Cost?" section of the Prospectus on page 19 and in "Appendix B" to this Prospectus. If you purchase the Fund's IS, SS or R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.

Shareholder Fees (fees paid directly from your investment )	A	IS1	SS1	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[2]	0.30%	0.30%	0.30%	0.30%
Distribution (12b-1) Fee	0.00%[3,4]	None	None[5]	None
Other Expenses[2]	0.46%	0.20%	0.44%	0.15%
Total Annual Fund Operating Expenses[2]	0.76%[3]	0.50%	0.74%[5]	0.45%
Fee Waivers and/or Expense Reimbursements[2,6]	(0.05)% [3]	(0.12)%	(0.08)%	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.71%[3]	0.38%	0.66%	0.35%

1Effective at the close of business on November 2, 2018, several classes were converted or re-designated. Prior to these changes occurring, Institutional Shares were designated as Class Y Shares and Service Shares were designated as Institutional Shares. References herein refer to the new class designations unless otherwise noted.

2The Management Fee, Other Expenses, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund and changes in expenses applicable to the share conversions and re-designations.

3The Distribution (12b-1) Fee, Total Annual Fund Operating Expenses, Fee Waivers and/or Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated Distribution (12b-1) Fee for the Fund's Class A Shares.

4The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur or charge a Distribution (12b-1) Fee of up to a maximum amount of 0.05%. No such fee is currently incurred or charged by the A class of the Fund. The A class of the Fund will not incur or charge such a Distribution (12b-1) Fee until such time as approved by the Fund's Board of Trustees (the "Trustees").

5The Distribution (12b-1) Fee and Total Annual Fund Operating Expenses have been restated to reflect current fees due to an elimination of the Distribution (12b-1) Fee for the Fund's SS class.

6The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective December 1, 2019, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, IS, SS, and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 0.70%, 0.37%, 0.65%, and 0.34% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) July 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your cost would be:

Share Class	1 Year	3 Years	5 Years	10 Years
A	$177	$340	$518	$1,033
IS	$51	$160	$280	$628
SS	$76	$237	$411	$918
R6	$46	$144	$252	$567

Federated Floating Rate Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Floating Rate Strategic Income Fund

A Portfolio of Federated Income Securities Trust

CLASS A SHARES (TICKER FRSAX)
CLASS C SHARES (TICKER FRICX)
INSTITUTIONAL SHARES (TICKER FFRSX)
CLASS R6 SHARES (TICKER FFRLX)

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 31, 2019

On November 14, 2019, the Board of Trustees of Federated Income Securities Trust, on behalf of its series, Federated Floating Rate Strategic Income Fund (the "Fund"), approved the following changes to the Fund's Class A Shares: reduction of the maximum sales load applied to purchases of Class A Shares from 2.00% to 1.00%; adjustment to the Class A Shares' sales load breakpoint discount schedule so that the 1.00% sales charge is applied only to Class A Share purchases of less than $100,000; and reduction of the Class A Shares' distribution (Rule 12b-1) fee from an active 0.10% fee to a dormant 0.05%. These changes will be effective December 1, 2019.

1. Under the Prospectus section "Risk/Return Summary: Fees and Expenses," please delete the fee table and example in their entirety and replace them with the following:

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares (A), Class C Shares (C), Institutional Shares (IS) or Class R6 Shares (R6). You may qualify for certain sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in certain classes (e.g., A Class) of Federated funds. More information about these and other discounts is available from your financial professional, in the "What Do Shares Cost?" section of the Prospectus on page 24 and in "Appendix B" to this Prospectus. If you purchase the Fund's IS or R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.

Shareholder Fees (fees paid directly from your investment)	A	C	IS	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.60%	0.60%	0.60%	0.60%
Distribution (12b-1) Fee	0.00%[1,2]	0.75%	None	None
Other Expenses	0.43%	0.45%	0.20%	0.14%
Acquired Fund Fees and Expenses	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses	1.08%[1]	1.85%	0.85%	0.79%
Fee Waivers and/or Expense Reimbursements[3]	(0.09)%[1]	(0.04)%	(0.11)%	(0.06)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.99%[1]	1.81%	0.74%	0.73%

1The Distribution (12b-1) Fee, Total Annual Fund Operating Expenses, Fee Waivers and/or Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated Distribution (12b-1) Fee for the Fund's Class A Shares.

2The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur or charge a Distribution (12b-1) Fee of up to a maximum of 0.05%. No such fee is currently incurred or charged by the A class of the Fund. The A class of the Fund will not incur or charge such a Distribution (12b-1) Fee until such time as approved by the Board of Trustees (the "Trustees").

3The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective December 1, 2019, total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, C, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 0.94%, 1.76%, 0.69% and 0.68% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) June 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$209	$440	$690	$1,404
Expenses assuming no redemption	$209	$440	$690	$1,404
C:
Expenses assuming redemption	$288	$582	$1,001	$2,169
Expenses assuming no redemption	$188	$582	$1,001	$2,169
IS:
Expenses assuming redemption	$87	$271	$471	$1,049
Expenses assuming no redemption	$87	$271	$471	$1,049
R6:
Expenses assuming redemption	$81	$252	$439	$978
Expenses assuming no redemption	$81	$252	$439	$978

Federated Short-Term Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Short-Term Income Fund

A Portfolio of Federated Income Securities Trust

CLASS A SHARES (TICKER FTIAX)
INSTITUTIONAL SHARES (TICKER FSTYX)
SERVICE SHARES (TICKER FSTIX)
CLASS R6 SHARES (TICKER FSILX)

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 2019

On November 14, 2019, the Board of Trustees of Federated Income Securities Trust, on behalf of its series, Federated Short-Term Income Fund (the "Fund"), approved the following changes to the Fund's Class A Shares: adjustment to the Class A Shares' sales load breakpoint discount schedule so that the current 1.00% sales charge is applied only to Class A Share purchases of less than $100,000; and reduction of the Class A Shares' distribution (Rule 12b-1) fee from a 0.25% active fee to a 0.05% dormant fee. These changes will be effective December 1, 2019.

1. Under the Prospectus section "Risk/Return Summary: Fees and Expenses," please delete the fee table and example in their entirety and replace them with the following:

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Institutional Shares (IS), Service Shares (SS), and Class R6 Shares (R6) of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain classes (e.g., Class A) of Federated Funds. More information about these and other discounts is available from your financial professional, in the "What Do Shares Cost?" section of the Prospectus on page 19 and in "Appendix B" to this Prospectus. If you purchase the Fund's IS, SS or R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.

Shareholder Fees (fees paid directly from your investment )	A	IS1	SS1	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[2]	0.30%	0.30%	0.30%	0.30%
Distribution (12b-1) Fee	0.00%[3,4]	None	None[5]	None
Other Expenses[2]	0.46%	0.20%	0.44%	0.15%
Total Annual Fund Operating Expenses[2]	0.76%[3]	0.50%	0.74%[5]	0.45%
Fee Waivers and/or Expense Reimbursements[2,6]	(0.05)% [3]	(0.12)%	(0.08)%	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.71%[3]	0.38%	0.66%	0.35%

1Effective at the close of business on November 2, 2018, several classes were converted or re-designated. Prior to these changes occurring, Institutional Shares were designated as Class Y Shares and Service Shares were designated as Institutional Shares. References herein refer to the new class designations unless otherwise noted.

2The Management Fee, Other Expenses, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund and changes in expenses applicable to the share conversions and re-designations.

3The Distribution (12b-1) Fee, Total Annual Fund Operating Expenses, Fee Waivers and/or Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated Distribution (12b-1) Fee for the Fund's Class A Shares.

4The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur or charge a Distribution (12b-1) Fee of up to a maximum amount of 0.05%. No such fee is currently incurred or charged by the A class of the Fund. The A class of the Fund will not incur or charge such a Distribution (12b-1) Fee until such time as approved by the Fund's Board of Trustees (the "Trustees").

5The Distribution (12b-1) Fee and Total Annual Fund Operating Expenses have been restated to reflect current fees due to an elimination of the Distribution (12b-1) Fee for the Fund's SS class.

6The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective December 1, 2019, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, IS, SS, and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 0.70%, 0.37%, 0.65%, and 0.34% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) July 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your cost would be:

Share Class	1 Year	3 Years	5 Years	10 Years
A	$177	$340	$518	$1,033
IS	$51	$160	$280	$628
SS	$76	$237	$411	$918
R6	$46	$144	$252	$567